Corporate Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions		Oct. 31, 2024		Oct. 31, 2023		Oct. 31, 2022
Deferred tax assets and liabilities [abstract]
Net deferred tax assets		$ 1,545	[1],[2]	$ 2,095	[1],[2]	$ 803
Deferred tax assets	[3]	2,942		3,541
Deferred tax liabilities	[2]	$ 1,397		$ 1,446

[1]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,545 (2023 – $2,095) are represented by deferred tax assets of $2,942 (2023 – $3,541), and deferred tax liabilities of $1,397 (2023 – $1,446) on the Consolidated Statement of Financial Position.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[3]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.